SCHEDULE OF RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Presentation of leases for lessee [abstract]
Right of use-of-assets	$ 180,528	$ 397,945
Lease liabilities - Current	179,626	240,915
Lease liabilities – Non-Current	24,412	188,621
Total	$ 204,038	$ 429,536